Restricted Stocks (Details)	12 Months Ended
Jun. 30, 2013
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures [Abstract]
Granted but not issued at June 30, 2012
Issued during fiscal year ended June 30, 2012
Granted during fiscal year ended June 30, 2012	338,368
Granted but not issued at June 30, 2013	338,368